Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of cash flow statement [Abstract]
Changes in other operating activities
The following tables summarize other adjustments for non-cash SOE items:

Other operating activities	2024	2023
Adjustments for non-cash statement of earnings items:
Unrealized foreign exchange (gains) losses	$(21.3)	$5.6
Losses (gains) on derivatives (Note 10(d))	25.1	(8.3)
Share-based compensation expense (Note 22)	0.4	5.5
Loss from associates	—	0.4
Losses (gains) on disposition of mineral properties, plant and equipment	1.4	(1.2)
	$5.6	$2.0

Changes in non-cash working capital
The following tables summarize other adjustments for changes in operating working capital items:

Changes in non-cash operating working capital items:	2024	2023
Trade and other receivables	$(61.1)	$45.9
Inventories	(67.8)	38.5
Prepaid expenses	(18.7)	9.4
Accounts payable and accrued liabilities	22.6	(25.7)
Legal provisions	(2.8)	(14.9)
	$(127.8)	$53.2

Cash and cash equivalents

Cash and Cash Equivalents	December 31, 2024	December 31, 2023
Cash in banks	$862.8	$399.6